Employee benefits (Details 11) - Underfunded Pension Plans [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	$ 6	$ 2
Equity securities	112	55
Real estate, amount contributed to fair value of plan assets	27	6
Loans to participants, amount contributed to fair value of plan assets	1	1
Other	131	125
Total	817	339
Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	215	24
Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	210	65
Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	41	40
Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	19	13
Ifrs Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	55	8
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	6	2
Total	382	51
Level 2 of fair value hierarchy [member] | Loans to corporate entities [member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	215	24
Level 2 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	150	19
Level 2 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	11	6
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Equity securities	112	55
Total	221	148
Level 1 of fair value hierarchy [member] | Governmental Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt instruments, amount contributed to fair value of plan assets	60	46
Level 1 of fair value hierarchy [member] | Fixed Income [Member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	41	40
Level 1 of fair value hierarchy [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Investment funds, amount contributed to fair value of plan assets	8	7
Level 3 Of Fair Values Hierarchy [Member]
IfrsStatementLineItems [Line Items]
Real estate, amount contributed to fair value of plan assets	27	6
Loans to participants, amount contributed to fair value of plan assets	1	1
Other	131	125
Total	214	140
Level 3 Of Fair Values Hierarchy [Member] | Ifrs Private Equity Funds [Member]
IfrsStatementLineItems [Line Items]
Structured debt, amount contributed to fair value of plan assets	$ 55	$ 8